INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (3,196)	$ (3,437)
(Expense) recovery in net income	(111)	132
(Expense) in other comprehensive income	(118)	122
Acquisitions	(14)	(13)
Deferred tax assets (liabilities), end of period	(3,439)	(3,196)
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,484)	(1,366)
(Expense) recovery in net income	(122)	(108)
(Expense) in other comprehensive income	0	0
Acquisitions	(2)	(10)
Deferred tax assets (liabilities), end of period	(1,608)	(1,484)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,450)	(1,318)
(Expense) recovery in net income	(116)	(129)
(Expense) in other comprehensive income	0	0
Acquisitions	(12)	(3)
Deferred tax assets (liabilities), end of period	(1,578)	(1,450)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(130)	(168)
(Expense) recovery in net income	(2)	(2)
(Expense) in other comprehensive income	(3)	40
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(135)	(130)
Non-capital loss carryforwards
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	16	12
(Expense) recovery in net income	8	4
(Expense) in other comprehensive income	0	0
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	24	16
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(183)	(570)
(Expense) recovery in net income	59	387
(Expense) in other comprehensive income	0	0
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(124)	(183)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	35	(27)
(Expense) recovery in net income	62	(20)
(Expense) in other comprehensive income	(115)	82
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	$ (18)	$ 35